AXP(SM)
Stock
Fund
1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) magnifying glass

AXP Stock Fund seeks to provide shareholders with current income and growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

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Big Names, Big Business

These are the names you know. They are the movers and shakers of today's business world. Whether representing established U.S. firms or companies that have made theirmark over-seas, the securities found in AXP Stock Fund make up a veritable who's who in the financial market. These stocks offer a dual benefit of ongoing growth potential along with a steady stream of dividend income. And as we move toward a more global economy, these blue chip, multi-national companies are well-positioned to prosper in the 21st century.

AXP STOCK FUND               (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report (Fund)      10
Financial Statements (Fund)              11
Notes to Financial Statements (Fund)     14
Independent Auditors' Report (Portfolio) 19
Financial Statements (Portfolio)         20
Notes to Financial Statements (Portfolio)23
Investments in Securities                28
Federal Income Tax Information           38


1999 PROSPECTUS

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                 3p
Goal                                     3p
Investment Strategy                      3p
Risks                                    5p
Past Performance                         6p
Fees and Expenses                        8p
Management                               9p
Buying and Selling Shares                9p
Valuing Fund Shares                      9p
Investment Options                      10p
Purchasing Shares                       11p
Sales Charges                           14p
Exchanging/Selling Shares               18p
Distributions and Taxes                 23p
Personalized Shareholder Information    25p
Master/Feeder Structure                 26p
About the Company                       27p
Quick Telephone Reference               29p
Financial Highlights                    30p

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The selection of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from "IDS" to "AXP."
o A new shareholder service and distribution plan.
o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.

Arne H. Carlson

(picture of) Michael Kennedy
Michael Kennedy
Portfolio manager

From the Portfolio Manager

The past 12 months was a volatile but overall positive period for U.S. stocks, allowing AXP Stock Fund's Class A shares to generate a gain of 17.71% for the October 1998 through September 1999 fiscal year. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

At the outset of the period, the stock market was still licking its wounds suffered in a steep decline that began in the late summer of 1998. But with the remarkable resilience that has been its hallmark in recent years, the market gathered itself and began to move forward. Supported by three reductions in short-term interest rates by the Federal Reserve Board during the fall, stocks quickly turned a tentative advance into a roaring rally that, despite a slump in February, ultimately took the market and the Fund to an all-time high in mid-summer.

By that time, long-term interest rates had risen from the beginning of 1999, and so had concern about a possible run-up in inflation. That was enough to send stocks into retreat over the final three months of the period and, in the process, erode some of the Fund's gain earned during the first nine months.

`LARGE-CAPS' LEAD
Consistent with the trend of recent years, the market's advances were most often driven by large-capitalization stocks. Because of the Fund's emphasis on large-cap issues, that trend worked to the Fund's advantage. More specifically, the Fund's largest areas of investment were technology, financial services, retailing, utilities, consumer products and health care. Looking at individual stocks, several of the Fund's largest holdings were also among its best performers. They included General Electric, IBM, Wal-Mart, Microsoft and Intel.

As for changes to the portfolio, I added to the technology exposure about mid-period and reduced the level of cash reserves (from about 14% in the fall of 1998 to about 5% at period-end). Also, in light of the interest-rate rise, I reduced holdings among rate-sensitive stocks such as banks and credit card companies, as well as retailing and housing-related businesses. In addition, I decreased the exposure to pharmaceuticals, given the possibility of reform in healthcare. Those moves allowed me to shift more assets into commodities and companies with a strong international presence, which I felt would benefit from a recovering world economy.

Looking toward the current fiscal year, while I expect the global economic recovery to continue, I think the volatility in the U.S. stock market may actually increase. Therefore, I plan to maintain a portfolio that is well diversified and structured on the conservative side.

Michael Kennedy

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1999                                                     $26.14
Sept. 30, 1998                                                     $24.18
Increase                                                           $ 1.96

Distributions -- Oct. 1, 1998 - Sept. 30, 1999

From income                                                        $ 0.28
From capital gains                                                 $ 2.00
Total distributions                                                $ 2.28

Total return*                                                     +17.71%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1999                                                     $25.97
Sept. 30, 1998                                                     $24.05
Increase                                                           $ 1.92

Distributions -- Oct. 1, 1998 - Sept. 30, 1999

From income                                                        $ 0.10
From capital gains                                                 $ 2.00
Total distributions                                                $ 2.10

Total return*                                                     +16.81%**

Class Y -- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 1999                                                     $26.14
Sept. 30, 1998                                                     $24.18
Increase                                                           $ 1.96

Distributions -- Oct. 1, 1998 - Sept. 30, 1999

From income                                                        $ 0.31
From capital gains                                                 $ 2.00
Total distributions                                                $ 2.31

Total return*                                                     +17.81%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP STOCK FUND               (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                   Percent                  Value
                               (of net assets)    (as of Sept. 30, 1999)

 Microsoft                           4.01%              $181,124,999
 General Electric                    3.93                177,843,750
 Intl Business Machines              2.69                121,375,000
 American Intl Group                 2.17                 98,293,711
 Wal-Mart Stores                     1.89                 85,612,500
 Cisco Systems                       1.82                 82,275,000
 Texas Instruments                   1.82                 82,250,000
 Illinois Tool Works                 1.65                 74,562,500
 Intel                               1.64                 74,312,500
 Solectron                           1.58                 71,557,494

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart

The 10 holdings listed here
make up 23.20% of net assets

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP STOCK FUND               (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

$40,000

                                                             X
                                                             S&P 500 Index

                                                                     X
                                                                     34,138
                                                                     AXP Stock
                                                                     Fund

$30,000                                               X
                                                      Lipper Growth &
                                                      Income Fund Index

$20,000

$10,000

$9,500

10/01/89 9/90  9/91  9/92  9/93  9/94  9/95   9/96   9/97   9/98   9/99

Average annual total return (as of Sept. 30, 1999)

                     1 year          5 years        10 years   Since inception*

Class A            +11.82%          +15.19%         +13.06%             --%
Class B            +12.81%              --%             --%         +16.54%
Class Y            +17.81%              --%             --%         +17.83%

*Inception date was March 20, 1995.

Assumes: Holding period from 10/1/89 to 9/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $3,989. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Growth & Income Fund Index. In comparing AXP Stock Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Growth and Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

The  financial   statements   contained  in  Post-Effective   Amendment  #99  to
Registration statement No. 2-11358 filed on or about November 24, 1999, are incorporated herein by reference.

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Stock Fund, Inc.

Fiscal year ended Sept. 30, 1999

Class A

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                  Per share

Dec. 22, 1998                                 $0.13065
March 25, 1999                                 0.04573
June 24, 1999                                  0.07087
Sept. 23, 1999                                 0.03753
Total                                         $0.28478

Capital gain distribution taxable for long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.99824

Total distributions                           $2.28302

The distribution of $2.12889 per share, payable Dec. 22, 1998, consisted of $0.09211 derived from net investment income, $0.03854 from net short-term capital gains (a total of $0.13065 taxable as dividend income) and $1.99824 from net long-term capital gains.

AXP STOCK FUND               (This annual report is not part of the prospectus.)

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Class B

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.08515
June 24, 1999                                  0.01564
Total                                         $0.10079

Capital gain distribution taxable for long-term capital gain.

Payable date                                  Per share

Dec. 22, 1998                                 $1.99824

Total distributions                           $2.09903

The distribution of $2.08339 per share, payable Dec. 22, 1998, consisted of $0.04661 derived from net investment income, $0.03854 from net short-term capital gains (a total of $0.08515 taxable as dividend income) and $1.99824 from net long-term capital gains.

Class Y

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.13505
March 25, 1999                                 0.05111
June 24, 1999                                  0.07636
Sept. 23, 1999                                 0.04784
Total                                         $0.31036

Capital gain distribution taxable for long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.99824

Total distributions                           $2.30860

The distribution of $2.13329 per share, payable Dec. 22, 1998, consisted of $0.09651 derived from net investment income, $0.03854 from net short-term capital gains (a total of $0.13505 taxable as dividend income) and $1.99824 from net long-term capital gains.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

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S-6351 P (11/99)

AXP Stock Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors (logo)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.